Interest-bearing liabilities	12 Months Ended
Dec. 31, 2019
Interest-bearing Liabilities [Abstract]
Disclosure of borrowings
25.	Interest-bearing liabilities

	Effective Interest Rate	Maturity	December 31, 2019	December 31, 2018
	%		€	€
Current interest-bearing loans and borrowings
Bank loan floating rate A 1	6.4	Jun 26, 2021	—	1,250
Bank loan floating rate B 2	2.3	Mar 31, 2019	—	10,000
Bank loan floating rate B 2	2.3	Sep 30, 2019	—	11,000
Bank loan floating rate B 2	2.3	Mar 31, 2020	12,000	—
Bank loan floating rate B 2	2.3	Sep 30, 2020	13,000	—
Bank loan floating rate C 3	6.0	Aug 1, 2026	1,601	—
Bank loan fixed rate A 4	5.2	Jun 28, 2019	—	1,904
Bank loan fixed rate B 5	6.1	Sep 20, 2019	—	1,270
Bank loan fixed rate C 6	11.5	Mar 14, 2020	177,982	—
Other loan fixed rate A 7	4.1	May 24, 2019	—	63

Total current interest-bearing loans and borrowings			204,583	25,487

Non-current interest-bearing loans and borrowings
Bank loan floating rate A 1	6.4	Jun 26, 2021	—	209,718
Bank loan floating rate B 2	2.3	Mar 31, 2020	—	11,894
Bank loan floating rate B 2	2.3	Sep 30, 2020	—	12,885
Bank loan floating rate B 2	2.3	Mar 31, 2021	13,842	13,876
Bank loan floating rate B 2	2.3	Jun 30, 2021	341,706	287,257
Bank loan floating rate B 8	2.5 or 2.0	May 31, 2021	47,500	—
Bank loan floating rate C 3	6.0	Aug 1, 2026	238,037	—

Total non-current interest-bearing loans and borrowings			641,085	535,630

Total interest-bearing loans and borrowings			845,668	561,117

1	The bank loan carried a floating rate of USLIBOR+4.00% in 2018. They were secured by total assets which were owned by certain subsidiaries of the Group as shown below.

December 31, 2018
€
Cash and cash equivalents	45,802
Trade and other receivables	14,505
Accrued income and deferred costs	6,338
Inventories	5,786
Other current assets	10,180
Property, plant and equipment	10,155
Right of use assets	10,146
Intangible assets	110,078
Goodwill	186,290
Deferred tax assets	9,373
Other non-current assets	1,133

2	The floating rate of the loan varies from 1.75% to 3.25% and depends on the leverage ratio of the subsidiary that borrows the loan.
3	The loans carry a floating rate of USLIBOR+4.25% in 2019. They are secured by total assets which are owned by certain subsidiaries of the Group as shown below.

December 31, 2019
€
Cash and cash equivalents	43,865
Trade and other receivables	9,368
Accrued income and deferred costs	10,389
Inventories	9,195
Other current assets	12,889
Property, plant and equipment	11,513
Right of use assets	11,943
Intangible assets	114,827
Goodwill	213,239
Deferred tax assets	6,978
Other non-current assets	2,157

4	The loan was secured and guaranteed by the minority shareholder of the Group.
5	The loan was secured and guaranteed by the minority shareholder of the Group.
6	The loan carries an annual fixed rate of 11.5%.
7	The loan was arising from the sale and leaseback transaction which should be recognized as a financial liability.
8	The loan carries fixed rates of 2.0% from February 8, 2019 to May 8, 2019 and 2.5% from May 9, 2019 to December 31, 2019.
The major changes in liabilities arising from financing activities of the Group are proceeds and repayment of borrowings, the reconciliation between the opening and closing balances for the current year are shown as below:

€
January 1, 2018	597,831
Acquisition of subsidiaries	3,237
Proceeds from borrowings	350,000
Repayment of borrowings	(377,162)
Other movements*	(12,789)

January 1, 2019	561,117
Proceeds from borrowings**	712,188
Repayment of borrowings***	(436,964)
Other movements*	9,327

December 31, 2019	845,668

*
Other movements include deferred financing fees, amortization of upfront and deferred financing fees and exchange differences of the loans and capitalized interests. The €3,568 of deferred financing fees is presented as operating activities in the consolidated statement of cash flows.

**
The €1,973 borrowing was granted from Wanda Sports & Media (Hong Kong) Co. Limited in 2019, which resulted in an increase in other payables. It is presented as proceeds from borrowing in the consolidated statement of cash flows.

***
The €311,958 borrowing was repaid to Wanda Sports & Media (Hong Kong) Co. Limited in 2019, which resulted in a decrease in other payables. It is presented as repayment of borrowing in the consolidated statement of cash flows.